Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 18, 2019	Nov. 18, 2018	Nov. 18, 2017
Equity (Textual)
Statutory reserves	$ 6,962,390	$ 5,532,945
Description of Statutory Reserve	Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity's registered capital. Appropriations to the surplus reserve are made at the discretion of the Board of Directors.
Stock based compensation expense	$ 48,293	$ 105,276	$ 58,867
Chief Financial Officer [Member]
Equity (Textual)
Number of ordinary shares registered in offering				7,853
Issuance of shares					15,705	15,705
Two Directors [Member]
Equity (Textual)
Issuance of shares						8,000